CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Communications - 2.6%
Telecommunications - 2.6%
Verizon Communications, Inc.	69,786	$ 4,151,569

Consumer Discretionary - 10.1%
Leisure Facilities & Services - 4.7%
McDonald's Corporation	33,255	7,299,140

Retail - Discretionary - 5.4%
Home Depot, Inc. (The)	30,575	8,490,983

Consumer Staples - 13.0%
Beverages - 3.1%
PepsiCo, Inc.	34,995	4,850,307

Household Products - 3.4%
Procter & Gamble Company (The)	38,130	5,299,689

Retail - Consumer Staples - 6.5%
Kroger Company (The)	108,971	3,695,206
Walmart, Inc.	47,177	6,600,534
		10,295,740
Energy - 3.5%
Oil & Gas Producers - 3.5%
Chevron Corporation	40,070	2,885,040
Exxon Mobil Corporation	74,664	2,563,215
		5,448,255
Financials - 18.7%
Asset Management - 7.0%
BlackRock, Inc.	11,784	6,640,873
Charles Schwab Corporation (The)	120,000	4,347,600
		10,988,473
Banking - 5.6%
JPMorgan Chase & Company	33,000	3,176,910
M&T Bank Corporation	26,440	2,434,860
PNC Financial Services Group, Inc. (The)	29,500	3,242,345
		8,854,115
Institutional Financial Services - 1.8%
Northern Trust Corporation	36,500	2,845,905

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Financials - 18.7% (Continued)
Insurance - 4.3%
Marsh & McLennan Companies, Inc.	39,500	$ 4,530,650
Prudential Financial, Inc.	34,000	2,159,680
		6,690,330
Health Care - 16.2%
Biotech & Pharma - 9.5%
Bristol-Myers Squibb Company	87,363	5,267,115
Johnson & Johnson	32,670	4,863,910
Merck & Company, Inc.	57,290	4,752,205
		14,883,230
Medical Equipment & Devices - 6.7%
Becton, Dickinson and Company	25,025	5,822,817
Medtronic plc	45,500	4,728,360
		10,551,177
Industrials - 17.7%
Aerospace & Defense - 1.0%
Raytheon Technologies Corporation	28,510	1,640,465

Commercial Support Services - 2.9%
Republic Services, Inc.	49,000	4,574,150

Electrical Equipment - 2.3%
Carrier Global Corporation	87,210	2,663,394
Otis Worldwide Corporation	14,255	889,797
		3,553,191
Machinery - 9.0%
Caterpillar, Inc.	40,280	6,007,762
Deere & Company	36,694	8,132,491
		14,140,253
Transportation & Logistics - 2.5%
Union Pacific Corporation	20,000	3,937,400

Materials - 2.1%
Chemicals - 2.1%
DuPont de Nemours, Inc.	59,291	3,289,465

Technology - 13.1%
Semiconductors - 7.7%
Intel Corporation	99,465	5,150,298
Texas Instruments, Inc.	47,865	6,834,643
		11,984,941

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.5% (Continued)	Shares	Value
Technology - 13.1% (Continued)
Software - 5.4%
Microsoft Corporation	40,475	$ 8,513,107

Utilities - 2.5%
Electric Utilities - 2.5%
Dominion Energy, Inc.	49,243	3,886,750

Total Common Stocks (Cost $96,018,475)		$ 156,168,635

MONEY MARKET FUNDS - 0.6%	Shares	Value
Invesco STIT Government & Agency Portfolio - Institutional Class, 0.02% (a) (Cost $947,700)	947,700	$ 947,700

Total Investments at Value - 100.1% (Cost $96,966,175)		$ 157,116,335

Liabilities in Excess of Other Assets - (0.1%)		(145,614)

Net Assets - 100.0%		$ 156,970,721

(a)	The rate shown is the 7-day effective yield as of September 30, 2020.

See accompanying notes to Schedule of Investments.

THE CUTLER EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

1. Securities Valuation

Portfolio securities of Cutler Equity Fund (the “Fund”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Exchange traded securities are valued using the last reported sales price on the exchanges on which they are primarily traded. When using the last sales price and when the market is considered to be active, the security will be classified within Level 1 of the fair value hierarchy (see below). In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities principally traded in non-U.S. markets that may close at different times than U.S. markets are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the closing bid price. Fixed income securities, if any, are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining the prices. Investments in shares of other open-end investment companies, other than exchange-traded funds, are valued at their net asset value (“NAV”) as reported by such companies.

The Fund values securities at fair value pursuant to procedures adopted by the Cutler Investment Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the Fund’s investment adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund’s securities primarily trade but before the time as of which the Fund calculates its NAV. In instances where the investment adviser believes that the prices received from the independent pricing service are unreliable, proprietary valuation models may be used that consider benchmark yield curves, estimated default rates, coupon rates, anticipated timing of principal repayments and other unique security features to estimate the relevant cash flows, which are discounted to calculate the fair values. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

The Board approves the independent pricing services used by the Fund.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

THE CUTLER EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

  Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

  Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 156,168,635	$ -	$ -	$ 156,168,635
Money Market Funds	947,700	-	-	947,700
Total	$ 157,116,335	$ -	$ -	$ 157,116,335

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector and industry type. There were no Level 3 securities held by the Fund as of or during the period ended September 30, 2020.

THE CUTLER EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2020:

Cost of portfolio investments	$ 96,975,452
Gross unrealized appreciation	$ 65,934,252
Gross unrealized depreciation	(5,793,369)
Net unrealized appreciation	$ 60,140,883

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are related to losses deferred due to wash sales.